Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2021
Nature of Operations and Going Concern
Nature of Operations and Going Concern

1.     Nature of Operations and Going Concern

Akanda Corp. (the “Company”) is domiciled in Canada and was incorporated on July 16, 2021. The Company’s registered office is 77 King Street West, Suite 400, Toronto-Dominion Centre, Toronto Canada, Ontario, M5K0A1.

The Company through its indirectly held subsidiary, Bophelo Bio Science and Wellness Pty Ltd. is in the business of cultivating and manufacturing cannabis biomass and medical cannabis products in Lesotho, for export to international markets. The Company is also in the business of sales and distribution of cannabis-based products for medical use, through its subsidiary Canmart Ltd which is based in the UK.

The Company was incorporated for the designed purpose of becoming the ultimate parent company of Cannahealth Ltd. (“Cannahealth”), through a reorganization of entities with common control. The share purchase agreement became unconditional on or about November 3, 2021 and the Company acquired the shares in the aforementioned entities from Halo Collective Inc. (“Halo”).

The Company’s consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.

The Company is an early-stage company and is primarily dependent on externally provided financing to continue as a going concern. Additional funds will be required to enable the Company to pursue such an initiative and the Company may be unable to obtain such financing on satisfactory terms. Furthermore, there is no assurance that the Company will be profitable. Management intends to finance operating costs over the next twelve months with its cash on hand, and/or additional financing that has not currently been sought. These consolidated financial statements do not reflect any adjustments that may be necessary should the Company be unable to continue as a going concern, and such adjustments could be material.

During March 2020, the World Health Organization declared Covid-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.